Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	45,452,931.46	0.00	114,389.88	0.00	0.00	114,389.88	45,452,931.46	36.30%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	7,800,000.00	0.00	21,105.50	0.00	0.00	21,105.50	7,800,000.00	36.30%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	150,000,000.00	0.00	437,250.00	0.00	0.00	437,250.00	150,000,000.00	36.30%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	240,335,000.00	0.00	754,451.62	0.00	0.00	754,451.62	240,335,000.00	36.30%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	37,845,890.58	930,027.07	109,153.86	0.00	0.00	1,039,180.93	36,915,863.51	36.30%	30.00%
A-S	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00	29.48%	24.38%
B	94989MAK5	4.291762%	73,149,000.00	73,149,000.00	0.00	261,615.06	0.00	0.00	261,615.06	73,149,000.00	19.79%	16.38%
C	94989MAL3	4.291762%	36,575,000.00	36,575,000.00	0.00	130,809.32	0.00	0.00	130,809.32	36,575,000.00	14.94%	12.38%
D	94989MAM1	4.291762%	40,003,000.00	40,003,000.00	0.00	143,069.45	0.00	0.00	143,069.45	40,003,000.00	9.64%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	71,642.30	0.00	0.00	71,642.30	25,145,000.00	6.30%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	18,287,000.00	0.00	35,575.11	0.00	0.00	35,575.11	18,287,000.00	3.88%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	29,264,609.31	0.00	0.00	0.00	0.00	0.00	29,264,609.31	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	755,289,431.35	930,027.07	2,255,688.16	0.00	0.00	3,185,715.23	754,359,404.28

Notional Certificates
X-A	94989MAH2	0.659380%	691,485,000.00	532,865,822.04	0.00	292,800.67	0.00	0.00	292,800.67	531,935,794.97
X-E	94989MAP4	0.872762%	25,145,000.00	25,145,000.00	0.00	18,287.99	0.00	0.00	18,287.99	25,145,000.00
X-F	94989MAR0	0.872762%	18,287,000.00	18,287,000.00	0.00	13,300.16	0.00	0.00	13,300.16	18,287,000.00
X-G	94989MAT6	0.872762%	29,717,540.00	29,264,609.31	0.00	21,284.19	0.00	0.00	21,284.19	29,264,609.31
Notional SubTotal			764,634,540.00	605,562,431.35	0.00	345,673.01	0.00	0.00	345,673.01	604,632,404.28

Deal Distribution Total					930,027.07	2,601,361.17	0.00	0.00	3,531,388.24

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	282.14110155	0.00000000	0.71005512	0.00000000	0.00000000	0.00000000	0.00000000	0.71005512	282.14110155
A-3	94989MAC3	1,000.00000000	0.00000000	2.70583333	0.00000000	0.00000000	0.00000000	0.00000000	2.70583333	1,000.00000000
A-4	94989MAD1	1,000.00000000	0.00000000	2.91500000	0.00000000	0.00000000	0.00000000	0.00000000	2.91500000	1,000.00000000
A-5	94989MAE9	1,000.00000000	0.00000000	3.13916666	0.00000000	0.00000000	0.00000000	0.00000000	3.13916666	1,000.00000000
A-SB	94989MAF6	708.64491967	17.41428061	2.04385013	0.00000000	0.00000000	0.00000000	0.00000000	19.45813073	691.23063907
A-S	94989MAG4	1,000.00000000	0.00000000	3.43416667	0.00000000	0.00000000	0.00000000	0.00000000	3.43416667	1,000.00000000
B	94989MAK5	1,000.00000000	0.00000000	3.57646803	0.00000000	0.00000000	0.00000000	0.00000000	3.57646803	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	3.57646808	0.00000000	0.00000000	0.00000000	0.00000000	3.57646808	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	3.57646801	0.00000000	0.00000000	0.00000000	0.00000000	3.57646801	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	2.84916683	0.00000000	0.00000000	0.00000000	0.00000000	2.84916683	1,000.00000000
F	94989MBB4	1,000.00000000	0.00000000	1.94537704	0.90378958	0.90378958	0.00000000	0.00000000	1.94537704	1,000.00000000
G	94989MBD0	984.75880944	0.00000000	0.00000000	2.80574200	57.01318380	0.00000000	0.00000000	0.00000000	984.75880944
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	770.61081880	0.00000000	0.42343749	0.00000000	0.00000000	0.00000000	0.00000000	0.42343749	769.26584810
X-E	94989MAP4	1,000.00000000	0.00000000	0.72730125	0.00000000	0.00000000	0.00000000	0.00000000	0.72730125	1,000.00000000
X-F	94989MAR0	1,000.00000000	0.00000000	0.72730136	0.00000000	0.00000000	0.00000000	0.00000000	0.72730136	1,000.00000000
X-G	94989MAT6	984.75880944	0.00000000	0.71621642	0.00000000	0.00000000	0.00000000	0.00000000	0.71621642	984.75880944

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	114,389.88	0.00	114,389.88	0.00	0.00	0.00	114,389.88	0.00
A-3	09/01/21 - 09/30/21	30	0.00	21,105.50	0.00	21,105.50	0.00	0.00	0.00	21,105.50	0.00
A-4	09/01/21 - 09/30/21	30	0.00	437,250.00	0.00	437,250.00	0.00	0.00	0.00	437,250.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	754,451.62	0.00	754,451.62	0.00	0.00	0.00	754,451.62	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	109,153.86	0.00	109,153.86	0.00	0.00	0.00	109,153.86	0.00
X-A	09/01/21 - 09/30/21	30	0.00	292,800.67	0.00	292,800.67	0.00	0.00	0.00	292,800.67	0.00
X-E	09/01/21 - 09/30/21	30	0.00	18,287.99	0.00	18,287.99	0.00	0.00	0.00	18,287.99	0.00
X-F	09/01/21 - 09/30/21	30	0.00	13,300.16	0.00	13,300.16	0.00	0.00	0.00	13,300.16	0.00
X-G	09/01/21 - 09/30/21	30	0.00	21,284.19	0.00	21,284.19	0.00	0.00	0.00	21,284.19	0.00
A-S	09/01/21 - 09/30/21	30	0.00	176,626.06	0.00	176,626.06	0.00	0.00	0.00	176,626.06	0.00
B	09/01/21 - 09/30/21	30	0.00	261,615.06	0.00	261,615.06	0.00	0.00	0.00	261,615.06	0.00
C	09/01/21 - 09/30/21	30	0.00	130,809.32	0.00	130,809.32	0.00	0.00	0.00	130,809.32	0.00
D	09/01/21 - 09/30/21	30	0.00	143,069.45	0.00	143,069.45	0.00	0.00	0.00	143,069.45	0.00
E	09/01/21 - 09/30/21	30	0.00	71,642.30	0.00	71,642.30	0.00	0.00	0.00	71,642.30	0.00
F	09/01/21 - 09/30/21	30	0.00	52,102.71	0.00	52,102.71	16,527.60	0.00	0.00	35,575.11	16,527.60
G	09/01/21 - 09/30/21	30	1,610,911.82	83,379.75	0.00	83,379.75	83,379.75	0.00	0.00	0.00	1,694,291.57
Totals			1,610,911.82	2,701,268.52	0.00	2,701,268.52	99,907.35	0.00	0.00	2,601,361.17	1,710,819.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	4.291762%	73,149,000.00	73,149,000.00	0.00	261,615.06	0.00	0.00	261,615.06	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	4.291762%	36,575,000.00	36,575,000.00	0.00	130,809.32	0.00	0.00	130,809.32	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	161,156,000.00	0.00	569,050.44	0.00	0.00	569,050.44	161,156,000.00

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	3,531,388.24
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,718,627.07	Master Servicing Fee	13,137.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,874.10
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.70
ARD Interest	0.00	Trust Advisor Fee	822.71
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,718,627.07	Total Fees	17,358.53

Principal		Expenses/Reimbursements
Scheduled Principal	930,027.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	57,602.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	41,139.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,165.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	930,027.07	Total Expenses/Reimbursements	99,907.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,601,361.17
Excess Liquidation Proceeds	0.00	Principal Distribution	930,027.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,531,388.24
Total Funds Collected	3,648,654.14	Total Funds Distributed	3,648,654.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	755,289,431.35	755,289,431.35	Beginning Certificate Balance	755,289,431.35
(-) Scheduled Principal Collections	930,027.07	930,027.07	(-) Principal Distributions	930,027.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	754,359,404.28	754,359,404.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	757,051,634.42	757,051,634.42	Ending Certificate Balance	754,359,404.28
Ending Actual Collateral Balance	756,316,798.23	756,316,798.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP
2,000,000 or less	1	1,491,636.33	0.20%	44	5.3400	1.210200	1.20 or less	17	259,405,599.74	34.39%	31	4.1085	0.303445
2,000,001 to 3,000,000	2	5,199,704.60	0.69%	45	4.5627	2.263337	1.21 to 1.30	5	30,983,262.11	4.11%	43	4.4968	1.264031
3,000,001 to 4,000,000	6	20,463,952.94	2.71%	42	4.3205	0.861891	1.31 to 1.40	4	34,527,815.68	4.58%	42	4.0604	1.352236
4,000,001 to 5,000,000	5	21,603,369.78	2.86%	42	4.3970	0.756329	1.41 to 1.50	6	95,416,724.20	12.65%	45	4.5209	1.452328
5,000,001 to 6,000,000	3	15,651,191.42	2.07%	44	4.9032	0.981856	1.51 to 1.60	1	7,196,126.69	0.95%	44	4.4555	1.551500
6,000,001 to 7,000,000	4	26,429,077.50	3.50%	44	4.4219	2.475052	1.61 to 1.70	3	45,153,748.80	5.99%	44	4.4532	1.635280
7,000,001 to 8,000,000	3	22,634,492.87	3.00%	44	4.5363	1.108278	1.71 to 1.80	3	76,850,681.08	10.19%	44	4.3834	1.752184
8,000,001 to 9,000,000	2	16,108,385.01	2.14%	41	4.3401	1.487429	1.81 to 1.90	1	14,290,485.31	1.89%	44	4.0700	1.882700
9,000,001 to 10,000,000	1	9,004,236.68	1.19%	45	4.5660	1.437100	1.91 to 2.00	1	2,985,727.52	0.40%	45	4.7500	1.958600
10,000,001 to 15,000,000	12	151,527,189.47	20.09%	43	4.3638	1.066733	2.01 to 2.25	5	68,456,225.10	9.07%	44	4.4112	2.075318
15,000,001 to 20,000,000	3	46,469,052.96	6.16%	44	4.4818	1.065922	2.26 to 2.50	2	25,511,261.24	3.38%	43	4.3062	2.452264
20,000,001 to 30,000,000	3	64,791,392.22	8.59%	43	4.5155	1.267714	2.51 to 2.75	1	2,213,977.08	0.29%	44	4.3100	2.674300
30,000,001 to 50,000,000	4	161,297,607.91	21.38%	24	3.8040	0.898916	2.76 to 3.00	1	7,787,196.22	1.03%	45	4.4500	2.891000
50,000,001 to 70,000,000	2	115,107,541.08	15.26%	44	4.3980	1.612733	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	1	7,000,000.00	0.93%	44	4.1800	3.662200
Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	76,580,573.51	10.15%	39	4.6212	NAP	Wisconsin	2	9,366,702.71	1.24%	43	4.6942	0.426554
California	12	175,605,111.80	23.28%	43	4.4473	1.354534	Totals	75	754,359,404.28	100.00%	39	4.3192	1.236451
Colorado	1	6,406,510.28	0.85%	45	4.8170	2.206400
									Property Type³
Connecticut	1	21,785,050.27	2.89%	45	4.5000	1.618100
Florida	1	40,000,000.00	5.30%	44	4.2900	2.057700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,491,636.33	0.20%	44	5.3400	1.210200		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	5,347,986.09	0.71%	44	4.6200	2.022400	Defeased	12	76,580,573.51	10.15%	39	4.6212	NAP
Illinois	2	7,766,334.51	1.03%	42	4.5548	0.060586	Industrial	3	18,654,504.19	2.47%	44	4.6028	1.800333
Indiana	1	11,523,360.32	1.53%	43	4.4400	0.801800	Lodging	11	145,152,404.09	19.24%	44	4.4942	0.020776
Kentucky	8	46,889,263.13	6.22%	45	4.3850	1.462300	Mixed Use	7	80,062,430.07	10.61%	43	4.3267	1.771681
Michigan	1	2,213,977.08	0.29%	44	4.3100	2.674300	Multi-Family	2	14,352,222.77	1.90%	45	4.5861	1.655197
Minnesota	1	10,500,000.00	1.39%	44	4.3900	2.041400	Office	6	165,033,116.95	21.88%	43	4.4457	1.545821
Missouri	1	6,820,838.49	0.90%	43	4.1100	1.798600	Other	1	45,000,000.00	5.97%	(23)	2.3069	1.011700
Nebraska	1	3,285,234.47	0.44%	39	4.2500	1.277000	Retail	21	144,415,438.32	19.14%	43	4.3661	1.401508
Nevada	2	13,507,158.14	1.79%	42	4.4074	1.654028	Self Storage	12	65,108,714.38	8.63%	45	4.3902	1.674390
New Jersey	1	7,000,000.00	0.93%	44	4.1800	3.662200	Totals	75	754,359,404.28	100.00%	39	4.3192	1.236451
New York	6	88,544,534.37	11.74%	9	3.4554	0.908591
North Carolina	1	4,009,756.63	0.53%	44	4.6050	1.490500
Ohio	4	19,828,112.88	2.63%	44	4.3449	1.470810
Pennsylvania	5	52,279,170.53	6.93%	44	4.7489	0.774230
Tennessee	1	39,797,607.91	5.28%	45	4.2123	(0.477100)
Texas	3	15,593,966.56	2.07%	44	4.5652	1.470273
Utah	1	10,906,380.54	1.45%	42	4.4900	2.379100
Washington	4	63,275,260.97	8.39%	42	4.1945	0.833584
Washington, DC	1	14,034,876.76	1.86%	43	3.9600	1.376000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP
	3.500% or less	1	45,000,000.00	5.97%	(23)	2.3069	1.011700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	14,034,876.76	1.86%	43	3.9600	1.376000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	14	164,382,866.26	21.79%	43	4.1706	0.859800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	20	309,330,927.02	41.01%	44	4.3935	1.588871	49 months or greater	51	677,778,830.77	89.85%	39	4.2850	1.201359
	4.501% to 4.750%	7	71,700,605.61	9.50%	42	4.6537	1.067055	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451
	4.751% to 5.000%	5	52,787,352.27	7.00%	45	4.8461	1.005441
	5.001% to 5.250%	1	5,134,428.66	0.68%	44	5.1510	(0.340900)
	5.251% to 5.500%	2	15,407,774.19	2.04%	42	5.4755	(0.729399)
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP
	60 months or less	51	677,778,830.77	89.85%	39	4.2850	1.201359	Interest Only	8	234,400,000.00	31.07%	30	3.9987	1.493079
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	43	443,378,830.77	58.78%	44	4.4364	1.047137
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	76,580,573.51	10.15%	39	4.6212	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	48	648,103,179.70	85.91%	39	4.2875	1.139512
	13 months to 24 months	1	8,070,770.37	1.07%	41	4.3900	1.671000
	25 months or greater	2	21,604,880.70	2.86%	43	4.1726	2.881218
	Totals	61	754,359,404.28	100.00%	39	4.3192	1.236451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	220,500.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	10/11/21
3	310928905	SS	Various	Various	Actual/360	4.385%	201,699.11	89,478.23	0.00	N/A	07/01/25	--	55,197,019.31	55,107,541.08	10/01/21
4	304110004	98	New York	NY	Actual/360	2.307%	86,508.75	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	10/05/21
5	310925489	LO	Nashville	TN	Actual/360	4.212%	139,947.51	70,638.69	0.00	N/A	07/11/25	--	39,868,246.60	39,797,607.91	07/11/21
6	610928899	OF	Orlando	FL	Actual/360	4.290%	143,000.00	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	10/11/21
7	303750003	OF	Palo Alto	CA	Actual/360	4.672%	142,106.67	0.00	0.00	N/A	01/05/25	--	36,500,000.00	36,500,000.00	10/05/21
8	304110008	MU	Stamford	CT	Actual/360	4.500%	81,824.11	34,713.51	0.00	N/A	07/05/25	--	21,819,763.78	21,785,050.27	10/05/21
9	301741072	RT	Robinson Township	PA	Actual/360	4.875%	83,867.03	37,850.86	0.00	N/A	06/06/25	--	20,644,192.81	20,606,341.95	10/06/21
10	304110010	MU	Seattle	WA	Actual/360	4.200%	78,400.00	0.00	0.00	N/A	03/05/25	--	22,400,000.00	22,400,000.00	10/05/21
12	304110012	LO	Philadelphia	PA	Actual/360	4.791%	63,801.67	29,491.95	0.00	N/A	07/05/25	--	15,980,380.20	15,950,888.25	10/05/21
13	310928476	RT	Various	CA	Actual/360	4.420%	56,457.41	29,876.79	0.00	N/A	07/11/25	--	15,327,804.95	15,297,928.16	10/11/21
14	304110014	LO	Napa	CA	Actual/360	4.220%	53,620.36	27,260.20	0.00	N/A	05/05/25	--	15,247,496.75	15,220,236.55	10/05/21
15	304110015	RT	Washington	DC	Actual/360	3.960%	46,412.79	29,605.15	0.00	N/A	05/05/25	--	14,064,481.91	14,034,876.76	10/05/21
16	610922473	RT	Lynnwood	WA	Actual/360	4.070%	48,556.98	26,069.27	0.00	N/A	06/11/25	--	14,316,554.58	14,290,485.31	10/11/21
17	304110017	LO	Binghamton	NY	Actual/360	5.490%	63,774.16	23,568.75	0.00	N/A	04/05/25	--	13,939,706.61	13,916,137.86	05/05/20
18	301741065	MU	New York	NY	Actual/360	4.169%	50,817.14	22,264.29	0.00	N/A	05/06/25	--	14,627,144.99	14,604,880.70	03/06/20
19	310929365	LO	Palo Alto	CA	Actual/360	4.330%	48,048.35	26,446.84	0.00	N/A	06/11/25	--	13,315,939.94	13,289,493.10	10/11/21
20	303750013	LO	Seattle	WA	Actual/360	4.110%	46,600.22	21,128.79	0.00	N/A	01/05/25	--	13,605,904.45	13,584,775.66	05/05/20
21	304110021	OF	Seattle	WA	Actual/360	4.410%	47,775.00	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	10/05/21
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	42,720.37	22,686.07	0.00	N/A	05/05/25	--	11,546,046.39	11,523,360.32	10/05/21
23	304110023	MF	Sacramento	CA	Actual/360	4.410%	41,174.71	21,995.61	0.00	N/A	06/05/25	--	11,204,001.54	11,182,005.93	10/05/21
24	301741061	LO	Saint George	UT	Actual/360	4.490%	40,904.00	25,645.37	0.00	N/A	04/06/25	--	10,932,025.91	10,906,380.54	10/06/21
25	301741073	LO	Scottsdale	AZ	Actual/360	4.874%	46,960.36	19,183.08	0.00	N/A	04/06/25	--	11,561,845.22	11,542,662.14	10/06/21
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	40,938.05	19,145.25	0.00	N/A	04/05/25	--	11,866,101.88	11,846,956.63	10/05/21
27	304110027	SS	Union City	NJ	Actual/360	4.390%	34,955.41	18,812.91	0.00	N/A	06/05/25	--	9,555,010.33	9,536,197.42	10/05/21
28	310929370	IN	Plymouth	MN	Actual/360	4.390%	38,412.50	0.00	0.00	N/A	06/11/25	--	10,500,000.00	10,500,000.00	10/11/21
29	304110029	RT	Las Vegas	NV	Actual/360	4.410%	36,913.33	14,600.57	0.00	N/A	04/05/25	--	10,044,443.16	10,029,842.59	10/05/21
30	304110030	OF	West Palm Beach	FL	Actual/360	4.220%	31,024.30	17,994.22	0.00	N/A	04/05/25	--	8,822,076.32	8,804,082.10	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	304110031	SS	Jersey City	NJ	Actual/360	4.390%	32,158.98	17,307.87	0.00	N/A	06/05/25	--	8,790,609.91	8,773,302.04	10/05/21
32	301741074	MF	Houston	TX	Actual/360	4.566%	34,315.13	14,193.24	0.00	N/A	07/06/25	--	9,018,429.92	9,004,236.68	10/06/21
33	304110033	MF	Independence	MO	Actual/360	5.990%	40,516.87	19,024.48	0.00	N/A	07/05/25	--	8,116,901.83	8,097,877.35	10/05/21
34	304110034	MU	Pittsburgh	PA	Actual/360	4.390%	29,584.76	16,180.83	0.00	N/A	03/05/25	--	8,086,951.20	8,070,770.37	04/05/20
35	310928155	SS	Montrose	CA	Actual/360	4.450%	28,933.67	15,141.72	0.00	N/A	07/11/25	--	7,802,337.94	7,787,196.22	10/11/21
36	304110036	LO	Hummelstown	PA	Actual/360	4.700%	30,023.58	14,423.68	0.00	N/A	06/05/25	--	7,665,593.64	7,651,169.96	04/05/21
37	304110037	RT	New York	NY	Actual/360	4.290%	28,777.38	12,001.09	0.00	N/A	03/05/25	--	8,049,615.73	8,037,614.64	10/05/21
38	310928847	IN	Carlsbad	CA	Actual/360	4.500%	29,250.00	0.00	0.00	N/A	11/11/21	--	7,800,000.00	7,800,000.00	10/11/21
39	304110039	RT	Centerville	OH	Actual/360	4.455%	26,764.52	12,361.95	0.00	N/A	06/05/25	--	7,208,488.64	7,196,126.69	10/05/21
40	304110040	RT	Branson	MO	Actual/360	4.110%	23,409.61	14,083.24	0.00	N/A	05/05/25	--	6,834,921.73	6,820,838.49	10/05/21
41	301741075	LO	Colorado Springs	CO	Actual/360	4.817%	25,761.11	11,037.43	0.00	N/A	07/06/25	--	6,417,547.71	6,406,510.28	10/06/21
42	410929293	MU	Franklin Township	NJ	Actual/360	4.180%	24,383.33	0.00	0.00	N/A	06/11/25	--	7,000,000.00	7,000,000.00	10/11/21
43	301741066	MU	Culver City	CA	Actual/360	4.630%	23,961.53	8,602.45	0.00	N/A	06/06/25	--	6,210,331.18	6,201,728.73	10/06/21
44	304110044	SS	Newark	NJ	Actual/360	4.390%	19,705.10	10,605.23	0.00	N/A	06/05/25	--	5,386,359.14	5,375,753.91	10/05/21
45	410927006	MF	Coeur DAlene	ID	Actual/360	4.620%	20,629.02	10,201.40	0.00	N/A	06/11/25	--	5,358,187.49	5,347,986.09	10/11/21
46	301741077	IN	Irwindale	CA	Actual/360	4.950%	21,359.70	9,332.07	0.00	N/A	07/06/25	--	5,178,108.74	5,168,776.67	09/06/21
47	304110047	RT	De Pere	WI	Actual/360	5.151%	22,078.38	9,048.63	0.00	N/A	06/05/25	--	5,143,477.29	5,134,428.66	05/05/19
48	304110048	LO	Mount Vernon	IL	Actual/360	4.832%	18,778.12	8,605.15	0.00	N/A	06/05/25	--	4,663,440.27	4,654,835.12	04/05/21
49	304110049	RT	Berea	OH	Actual/360	4.090%	15,075.08	9,297.15	0.00	02/05/25	02/05/35	--	4,423,005.39	4,413,708.24	10/05/21
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	14,631.69	8,794.73	0.00	03/05/25	03/05/35	--	4,241,068.78	4,232,274.05	10/05/21
51	304110051	SS	Jersey City	NJ	Actual/360	4.390%	14,876.37	8,006.43	0.00	N/A	06/05/25	--	4,066,434.39	4,058,427.96	10/05/21
52	304110052	OF	Greensboro	NC	Actual/360	4.605%	15,416.86	7,665.59	0.00	N/A	06/05/25	--	4,017,422.22	4,009,756.63	10/05/21
53	304110053	RT	Sacramento	CA	Actual/360	4.300%	15,405.34	6,369.00	0.00	N/A	04/05/25	--	4,299,164.74	4,292,795.74	10/05/21
54	304110054	LO	New York	NY	Actual/360	4.236%	13,350.25	7,571.49	0.00	N/A	07/05/25	--	3,781,940.35	3,774,368.86	10/05/21
55	304110055	RT	McAllen	TX	Actual/360	4.410%	13,271.37	7,253.97	0.00	N/A	02/05/25	--	3,611,256.33	3,604,002.36	10/05/21
56	304110056	RT	Las Vegas	NV	Actual/360	4.400%	12,775.40	6,885.73	0.00	N/A	05/05/25	--	3,484,201.28	3,477,315.55	10/05/21
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	11,659.29	6,800.26	0.00	01/05/25	01/05/35	--	3,292,034.73	3,285,234.47	10/05/21
58	304110058	RT	Fayetteville	NY	Actual/360	4.480%	12,013.19	6,285.82	0.00	N/A	05/05/25	--	3,217,818.13	3,211,532.31	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	10,757.13	6,508.02	0.00	02/05/25	02/05/35	--	3,118,007.41	3,111,499.39	10/05/21
60	301741076	IN	Laredo	TX	Actual/360	4.750%	11,850.58	8,103.53	0.00	N/A	07/06/25	--	2,993,831.05	2,985,727.52	10/06/21
61	600927557	SS	Westland	MI	Actual/360	4.310%	7,967.74	4,418.73	0.00	N/A	06/11/25	--	2,218,395.81	2,213,977.08	10/11/21
62	304110062	RT	Johns Creek	GA	Actual/360	5.340%	6,649.15	2,554.41	0.00	N/A	06/05/25	--	1,494,190.74	1,491,636.33	10/05/21
63	410928186	SS	Waltham	MA	Actual/360	4.090%	4,816.55	2,905.35	0.00	N/A	03/11/25	--	1,413,170.01	1,410,264.66	10/11/21
Totals							2,718,627.07	930,027.07	0.00				755,289,431.35	754,359,404.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,572,599.64	2,661,908.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,042,586.44	2,589,041.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,213,128.00	2,106,564.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	40,998.00	(181,124.00)	01/01/21	03/31/21	--	0.00	0.00	629,717.50	629,717.50	0.00	0.00
6	5,315,891.00	995,629.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,809,960.29	2,081,676.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,305,585.07	1,181,648.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,404,822.09	1,080,991.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,618,113.89	459,131.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	563,144.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,991,145.09	900,085.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	712,936.03	1,309,214.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,231,356.26	629,472.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,687,506.68	871,348.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(440,100.00)	(158,478.50)	01/01/21	03/31/21	07/12/21	0.00	0.00	87,053.66	1,397,250.77	132,671.64	0.00
18	1,625,814.00	0.00	--	--	08/11/21	5,289,591.46	87,721.67	54,255.72	1,310,041.46	709,760.73	0.00
19	0.00	(150,198.25)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(972,983.22)	0.00	--	--	07/12/21	870,006.74	40,304.30	64,561.01	1,111,583.67	0.00	0.00
21	949,724.33	394,188.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	715,621.42	364,931.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,094,621.86	2,086,553.91	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,360,969.56	504,047.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,027,501.60	518,817.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,101,956.00	835,503.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	785,614.11	221,393.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,139,667.00	0.00	--	--	07/12/21	1,082,177.17	77,117.66	41,656.86	748,102.15	51,554.45	0.00
35	1,472,240.35	774,313.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	(116,076.90)	01/01/21	03/31/21	09/13/21	1,155,850.95	9,165.90	39,780.38	256,734.88	208,570.27	0.00
37	561,005.86	320,986.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	720,161.28	366,396.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	938,752.40	432,832.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	637,511.57	1,091,444.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	747,879.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	743,314.75	196,749.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	895,541.42	117,270.89	01/01/21	03/31/21	--	0.00	0.00	30,605.47	30,605.47	0.00	0.00
47	(114,850.00)	(31,833.79)	01/01/21	03/31/21	07/12/21	4,859,789.80	481,558.80	10,240.62	439,320.79	54,408.02	0.00
48	(18,660.00)	(30,404.25)	01/01/21	03/31/21	07/12/21	1,807,261.46	29,471.62	20,039.38	148,846.08	0.00	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	506,162.84	122,668.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	99,407.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	(228,908.03)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	284,607.09	146,981.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	334,975.55	176,866.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	284,338.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	284,730.69	251,199.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	228,765.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	513,863.00	252,782.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	312,871.66	101,559.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	132,633.90	78,103.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	55,015,374.27	25,554,187.74				15,064,677.58	725,339.95	977,910.60	6,072,202.77	1,156,965.11	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	7	67,616,998.33	1	14,604,880.70	2	9,789,263.78	0	0.00	0	0.00	0	0.00	4.319158%	4.242725%	39
09/17/21	0	0.00	0	0.00	7	67,732,218.45	1	14,627,144.99	2	9,806,917.56	0	0.00	0	0.00	0	0.00	4.319341%	4.242906%	40
08/17/21	0	0.00	0	0.00	7	67,838,292.07	0	0.00	1	5,151,753.27	0	0.00	0	0.00	0	0.00	4.319507%	4.243072%	41
07/16/21	0	0.00	2	12,371,576.97	5	55,572,365.82	0	0.00	1	5,159,992.70	0	0.00	0	0.00	0	0.00	4.319673%	4.243236%	42
06/17/21	2	12,394,347.32	0	0.00	5	55,663,553.65	0	0.00	1	5,168,932.07	0	0.00	0	0.00	0	0.00	4.319852%	4.243413%	43
05/17/21	1	4,695,651.86	1	7,719,744.38	5	55,747,279.62	0	0.00	1	5,177,095.64	0	0.00	0	0.00	0	0.00	4.320015%	4.243575%	44
04/16/21	2	12,437,993.84	0	0.00	5	55,837,795.92	0	0.00	1	5,185,961.91	0	0.00	0	0.00	0	0.00	4.320191%	4.243751%	45
03/17/21	0	0.00	1	7,746,993.98	5	55,920,830.75	0	0.00	1	5,194,050.28	0	0.00	0	0.00	0	0.00	4.320352%	4.243910%	46
02/18/21	0	0.00	1	7,763,062.93	6	96,371,779.13	0	0.00	1	5,204,327.02	1	40,346,804.01	0	0.00	0	0.00	4.320555%	4.244111%	47
01/15/21	1	7,776,038.83	0	0.00	6	96,518,076.63	0	0.00	1	5,212,334.29	0	0.00	0	0.00	0	0.00	4.320713%	4.244269%	48
12/17/20	0	0.00	1	7,788,962.43	6	96,663,816.66	0	0.00	1	5,220,306.20	0	0.00	0	0.00	0	0.00	4.320870%	4.244425%	49
11/18/20	1	7,802,848.53	0	0.00	6	96,820,906.66	0	0.00	1	5,228,987.78	0	0.00	0	0.00	0	0.00	4.321041%	4.244594%	50
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	304110017	05/05/20	16	6	87,053.66	1,397,250.77	159,780.27	14,285,926.50	06/08/20	13
18	301741065	03/06/20	18	6	54,255.72	1,310,041.46	798,371.63	15,000,000.00	03/06/20	7		08/01/21
20	303750013	05/05/20	16	6	64,561.01	1,111,583.67	0.00	13,922,083.44	03/23/20	13
34	304110034	04/05/20	17	6	41,656.86	748,102.15	103,094.40	8,345,418.29	04/01/20	2
36	304110036	04/05/21	5	6	39,780.38	256,734.88	209,870.27	7,733,900.53	06/15/20	98
46	301741077	09/06/21	0	B	30,605.47	30,605.47	0.00	5,178,108.74
47	304110047	05/05/19	28	6	10,240.62	439,320.79	505,667.52	5,371,766.37	06/10/19	7			07/08/20
48	304110048	04/05/21	5	6	20,039.38	148,846.08	144,640.96	4,704,093.31	10/29/20	2			09/07/21
Totals					348,193.10	5,442,485.27	1,921,425.05	74,541,297.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		7,800,000	7,800,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		686,516,688	618,899,690	43,222,854		24,394,144
49 - 60 Months		0	0	0		0
> 60 Months		60,042,716	60,042,716	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	754,359,404	686,742,406	0	0	43,222,854	24,394,144
Sep-21	755,289,431	687,557,213	0	0	43,298,156	24,434,063
Aug-21	756,152,530	688,314,238	0	0	62,686,539	5,151,753
Jul-21	757,012,323	689,068,380	0	12,371,577	50,412,373	5,159,993
Jun-21	757,932,514	689,874,613	12,394,347	0	50,494,622	5,168,932
May-21	758,785,487	690,622,811	4,695,652	7,719,744	50,570,184	5,177,096
Apr-21	759,699,104	691,423,314	12,437,994	0	50,651,834	5,185,962
Mar-21	760,545,310	696,877,485	0	7,746,994	50,726,780	5,194,050
Feb-21	761,580,702	657,445,860	0	7,763,063	91,167,452	5,204,327
Jan-21	762,419,698	658,125,582	7,776,039	0	91,305,742	5,212,334
Dec-20	763,255,481	658,802,702	0	7,788,962	91,443,510	5,220,306
Nov-20	764,152,523	659,528,768	7,802,849	0	91,591,919	5,228,988
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	310925489	39,797,607.91	39,999,479.67	56,400,000.00	04/21/21	(301,454.25)	(0.47710)	03/31/21	07/11/25	284
6	610928899	40,000,000.00	40,000,000.00	66,000,000.00	04/09/15	895,032.04	2.05770	03/31/21	06/11/25	I/O
17	304110017	13,916,137.86	14,285,926.50	18,500,000.00	06/15/21	(245,602.00)	(0.93730)	03/31/21	04/05/25	281
18	301741065	14,604,880.70	15,000,000.00	12,100,000.00	07/15/21	1,593,861.00	2.50690	12/31/16	05/06/25	284
20	303750013	13,584,775.66	13,922,083.44	41,900,000.00	06/30/21	(1,304,428.22)	(0.59130)	12/31/20	01/05/25	284
34	304110034	8,070,770.37	8,345,418.29	8,100,000.00	06/28/21	917,706.00	1.67100	12/31/19	03/05/25	280
36	304110036	7,651,169.96	7,733,900.53	7,600,000.00	08/13/21	(149,752.65)	(1.12300)	03/31/21	06/05/25	283
47	304110047	5,134,428.66	5,371,766.37	1,800,000.00	05/20/21	(31,833.79)	(0.34090)	03/31/21	06/05/25	283
48	304110048	4,654,835.12	4,704,093.31	3,200,000.00	06/18/21	(51,970.50)	(0.63260)	03/31/21	06/05/25	283
Totals		147,414,606.24	149,362,668.11	215,600,000.00		1,321,557.63

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	310925489	LO	TN	06/22/20	9

Loan recently transferred for Monetary Default as a result of the Covid-19 pandemic. Borrower has executed the pre-negotiation letter. Borrower and Lender entered into a forbearance agreement effective 2/10/2021. Special Servicer is working

	with Borrower to establish Cash Management accounts and will work to return the Loan to the Master Servicer.

6	610928899	OF	FL	01/31/19	9
	Loan continues to perform post COVID. Cash management has been finalized. Pending return to MS.

17	304110017	LO	NY	06/08/20	13
	Loan transferred July 2020 for Monetary Default as a result of the Covid-19 pandemic. Borrower has not presented any viable proposals. Special Servicer is considering all options

18	301741065	MU	NY	03/06/20	7

The loan transferred 3/6/2020 due to non-monetary default as the borrower failed to comply with Section 6.3.2 of the loan documents which requires submission of financial information. A demand letter has been sent. SS is pursuing legal

	remedies. Court -appointed receiver in place.

20	303750013	LO	WA	03/23/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower and Lender are in negotiations for a forbearance. Lender is dual tracking with the legal process. Forbearance for deferral of

	payments is being finalized and Lender approved a PPP loan.

34	304110034	MU	PA	04/01/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Special Servicer is preparing to file foreclosure and receivership proceedings.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	304110036	LO	PA	06/15/20	98
Borrower has made a reinstatement proposal, which is currently being evaluated.

47	304110047	RT	WI	06/10/19	7
Lender was winning bidder at FC Sale on 7/8/2020. Property is under contract for sale with expected closing by 1/31/22.

48	304110048	LO	IL	10/29/20	2

Loan transferred for Imminent Monetary Default as borrower requested a discussion with SS due to the Covid-19 pandemic. Hello letter sent, PNL executed. Borrower was willing to transfer the property to Lender. Receiver is in place as of May

13, 2021. FCL sale is scheduled on September 7, 2021. Awaiting recorded title. REO plan is to sell within the next 6-9 months.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925489	0.00	4.21200%	0.00	4.21200%	10	02/09/21	04/11/20	03/11/21
30	304110030	9,060,310.20	4.22000%	9,060,310.20 4.22000%		10	07/27/20	06/05/20	08/11/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21 4.81700%		10	07/01/20	05/06/20	08/11/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86 4.60500%		10	04/02/20	06/05/20	09/11/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121 10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,324.86	451,606.79	0.50%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,324.86	451,606.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00	452,931.65
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	451,606.79	0.00	(1,324.86)	452,931.65	0.00	0.00	452,931.65

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,305.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,165.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	18,156.52	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	2,970.71	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	3,940.93	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	4,507.82	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	20,779.66	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	7,247.12	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	41,139.21	0.00	1,165.38	57,602.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		99,907.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes

None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31